Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Inventories
Spare parts and accessories of flight equipment		$ 285,185	$ 235,330		$ 289,737
Miscellaneous supplies		9,665	8,554		7,534
Total		294,850	243,884	$ 15,103	$ 297,271
Consumption of inventories included in maintenance expense	$ 290,206	$ 242,265	$ 186,719